Investments - Schedule of Marketable Securities (Detail) - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,568,139	$ 977,954
Unrealized Gains	2,480	5,182
Unrealized Losses	(3,605)	(969)
Fair Value	1,567,014	982,167
Corporate notes and obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	949,266	605,724
Unrealized Gains	1,398	3,031
Unrealized Losses	(2,983)	(481)
Fair Value	947,681	608,274
U.S. treasury securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	157,625	73,226
Unrealized Gains	375	257
Unrealized Losses	(56)	(1)
Fair Value	157,944	73,482
Mortgage backed obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	104,242	44,181
Unrealized Gains	106	159
Unrealized Losses	(323)	(415)
Fair Value	104,025	43,925
Asset backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	271,292	120,049
Unrealized Gains	186	131
Unrealized Losses	(226)	(43)
Fair Value	271,252	120,137
Municipal securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	44,934	36,447
Unrealized Gains	209	115
Unrealized Losses	(6)	(25)
Fair Value	45,137	36,537
Foreign government obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	18,014	12,023
Unrealized Gains	42	278
Unrealized Losses	(5)	0
Fair Value	18,051	12,301
U.S. agency obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	16,076	19,488
Unrealized Gains	16	26
Unrealized Losses	(6)	(4)
Fair Value	16,086	19,510
Covered bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,690	66,816
Unrealized Gains	148	1,185
Unrealized Losses	0	0
Fair Value	$ 6,838	$ 68,001